PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT.
Schedule of property, plant and equipment

	Land,
	buildings and	Technical	Office and
	leasehold	equipment and	other	Assets under
in € thousand	improvements	machinery	equipment	construction	Total
Costs of acquisition or construction:
1/1/2024	220	16,330	15,386	513	32,449
Additions	14	278	774	53	1,120
Disposals/Retirements	—	(184)	(253)	(96)	(533)
Foreign exchange differences	—	86	61	—	147
12/31/2024	235	16,509	15,968	470	33,182
Accumulated depreciation:
1/1/2024	(71)	(13,314)	(13,359)	—	(26,744)
Depreciation	(21)	(653)	(803)	—	(1,477)
Disposals/Retirements	831	(461)	61	—	432
Foreign exchange differences	—	(68)	(44)	—	(113)
12/31/2024	739	(14,496)	(14,145)	—	(27,902)
Carrying amount:
1/1/2024	149	3,016	2,027	513	5,704
12/31/2024	973	2,013	1,824	470	5,280

	Land,
	buildings and	Technical	Office and
	leasehold	equipment and	other	Assets under
in € thousand	improvements	machinery	equipment	construction	Total
Costs of acquisition or construction:
1/1/2023	21,303	18,263	14,561	—	54,127
Additions	—	1,679	1,410	513	3,602
Disposals/Retirements	(21,085)	(3,448)	(458)	—	(24,991)
Foreign exchange differences	1	(164)	(126)	—	(289)
12/31/2023	220	16,330	15,386	513	32,449
Accumulated depreciation:
1/1/2023	(11,581)	(15,892)	(13,293)	—	(40,766)
Depreciation	(483)	(982)	(583)	—	(2,048)
Disposals/Retirements	11,995	3,447	414	—	15,856
Foreign exchange differences	(1)	114	101	—	214
12/31/2023	(71)	(13,314)	(13,359)	—	(26,744)
Carrying amount:
1/1/2023	9,722	2,371	1,268	—	13,361
12/31/2023	149	3,016	2,027	513	5,704